Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
TrueShares Structured Outcome January ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome January ETF
Class Name	TrueShares Structured Outcome January ETF
Trading Symbol	JANZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome January ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/janz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/janz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome January ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/janz for more recent performance information.
Net Assets	$ 7,309,777
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$7,309,777
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	87.8%
Purchased Options	12.7%
Written Options	-0.5%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	87.6%
SPDR S&P 500 ETF	12.2%
First American Treasury Obligations Fund	0.2%

Updated Prospectus Web Address	https://www.true-shares.com/janz
TrueShares Structured Outcome February ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome February ETF
Class Name	TrueShares Structured Outcome February ETF
Trading Symbol	FEBZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome February ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/febz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/febz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome February ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/febz for more recent performance information.
Net Assets	$ 6,416,932
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$6,416,932
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	89.1%
Purchased Options	11.6%
Written Options	-0.6%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	88.7%
SPDR S&P 500 ETF	11.0%
First American Treasury Obligations Fund	0.4%

Updated Prospectus Web Address	https://www.true-shares.com/febz
TrueShares Structured Outcome March ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome March ETF
Class Name	TrueShares Structured Outcome March ETF
Trading Symbol	MARZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome March ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/marz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/marz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome March ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/marz for more recent performance information.
Net Assets	$ 20,150,661
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$20,150,661
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	117.7%
Purchased Options	8.9%
Written Options	-0.9%
Cash & Other	-25.7%

Top 10 Issuers	(%)
United States Treasury Bill	117.1%
SPDR S&P 500 ETF	8.0%
First American Treasury Obligations Fund	0.6%

Updated Prospectus Web Address	https://www.true-shares.com/marz
TrueShares Structured Outcome April ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome April ETF
Class Name	TrueShares Structured Outcome April ETF
Trading Symbol	APRZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome April ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/aprz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/aprz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome April ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/aprz for more recent performance information.
Net Assets	$ 27,917,080
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$27,917,080
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	95.3%
Purchased Options	7.5%
Written Options	-1.3%
Cash & Other	-1.5%

Top 10 Issuers	(%)
United States Treasury Bill	93.6%
SPDR S&P 500 ETF ust	6.2%
First American Treasury Obligations Fund	1.7%

Updated Prospectus Web Address	https://www.true-shares.com/aprz
TrueShares Structured Outcome May ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome May ETF
Class Name	TrueShares Structured Outcome May ETF
Trading Symbol	MAYZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome May ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/mayz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/mayz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome May ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/mayz for more recent performance information.
Net Assets	$ 4,633,171
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$4,633,171
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	90.8%
Purchased Options	10.4%
Written Options	-1.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	90.2%
SPDR S&P 500 ETF ust	9.2%
First American Treasury Obligations Fund	0.6%

Updated Prospectus Web Address	https://www.true-shares.com/mayz
TrueShares Structured Outcome June ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome June ETF
Class Name	TrueShares Structured Outcome June ETF
Trading Symbol	JUNZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome June ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/junz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/junz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome June ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/junz for more recent performance information.
Net Assets	$ 4,809,286
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$4,809,286
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	111.4%
Purchased Options	8.6%
Written Options	-1.7%
Cash & Other	-18.3%

Top 10 Issuers	(%)
United States Treasury Bill	92.9%
First American Treasury Obligations Fund	18.5%
SPDR S&P 500 ETF ust	6.9%

Updated Prospectus Web Address	https://www.true-shares.com/junz
TrueShares Structured Outcome July ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome July ETF
Class Name	TrueShares Structured Outcome July ETF
Trading Symbol	JULZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome July ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/julz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/julz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome July ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/julz for more recent performance information.
Net Assets	$ 21,451,304
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$21,451,304
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	84.3%
Purchased Options	6.8%
Written Options	-2.1%
Cash & Other	11.0%

Top 10 Issuers	(%)
United States Treasury Bill	77.8%
First American Treasury Obligations Fund	6.5%
SPDR S&P 500 ETF ust	4.7%

Updated Prospectus Web Address	https://www.true-shares.com/julz
TrueShares Structured Outcome August ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome August ETF
Class Name	TrueShares Structured Outcome August ETF
Trading Symbol	AUGZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome August ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/augz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/augz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome August ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/augz for more recent performance information.
Net Assets	$ 15,782,604
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$15,782,604
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	86.1%
Purchased Options	14.0%
Written Options	0.0%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	86.0%
SPDR S&P 500 ETF	14.0%
First American Treasury Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.true-shares.com/augz
TrueShares Structured Outcome September ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome September ETF
Class Name	TrueShares Structured Outcome September ETF
Trading Symbol	SEPZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome September ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/sepz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/sepz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome September ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/sepz for more recent performance information.
Net Assets	$ 18,499,906
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$18,499,906
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	84.8%
Purchased Options	15.3%
Written Options	-0.1%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	84.7%
SPDR S&P 500 ETF	15.2%
First American Treasury Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.true-shares.com/sepz
TrueShares Structured Outcome October ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome October ETF
Class Name	TrueShares Structured Outcome October ETF
Trading Symbol	OCTZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome October ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/octz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/octz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome October ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/octz for more recent performance information.
Net Assets	$ 4,117,262
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$4,117,262
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	81.3%
Purchased Options	18.8%
Written Options	-0.1%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	81.1%
SPDR S&P 500 ETF	18.7%
First American Treasury Obligations Fund	0.2%

Updated Prospectus Web Address	https://www.true-shares.com/octz
TrueShares Structured Outcome November ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome November ETF
Class Name	TrueShares Structured Outcome November ETF
Trading Symbol	NOVZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome November ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/novz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/novz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome November ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/novz for more recent performance information.
Net Assets	$ 18,732,981
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$18,732,981
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	79.3%
Purchased Options	20.9%
Written Options	-0.1%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	79.1%
SPDR S&P 500 ETF	20.8%
First American Treasury Obligations Fund	0.2%

Updated Prospectus Web Address	https://www.true-shares.com/novz
TrueShares Structured Outcome December ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome December ETF
Class Name	TrueShares Structured Outcome December ETF
Trading Symbol	DECZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome December ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/decz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/decz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome December ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/decz for more recent performance information.
Net Assets	$ 50,149,562
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$50,149,562
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	86.9%
Purchased Options	15.0%
Written Options	-0.3%
Cash & Other	-1.6%

Top 10 Issuers	(%)
United States Treasury Bill	85.1%
SPDR S&P 500 ETF	14.7%
First American Treasury Obligations Fund	1.8%

Updated Prospectus Web Address	https://www.true-shares.com/decz